Consolidated Statements of Cash Flows kr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Statement Of Cash Flows [Abstract]
Net loss for the year	kr (626,539)	kr (633,246)	kr (337,497)
Reversal of non-cash items:
Equity-settled share-based compensation expense	16,019	28,105	2,549
Depreciation and amortization	18,111	5,200	3,803
Financial income	(12,432)	(2,444)	(316)
Financial expenses	10,608	29,071	7,359
Income tax benefit	(4,941)	(1,915)	(5,500)
Change in working capital:
Change in prepayments, deposits, and other receivables	2,826	(33,662)	4,920
Change in trade payables, accruals, and other liabilities	(3,758)	76,424	(2,844)
Corporation taxes received	5,500	5,500	5,500
Corporation taxes paid	(1,738)	(1,431)
Interest received	37	45	388
Interest paid	(6,263)	(10,723)	(5,181)
Net cash used in operating activities	(602,571)	(539,076)	(326,818)
Investing activities
Purchase of intangible assets	(902)	(2,736)	(508)
Purchase of property, plant, and equipment	(92)	(2,365)	(2,777)
Proceeds from sale of property, plant and equipment	1,040
Net cash used in investing activities	46	(5,101)	(3,285)
Financing activities
Proceeds from borrowings			62,758
Repayment of borrowings	(25,657)	(10,535)
Repayment of lease obligations	(3,503)	(2,970)	(3,838)
Proceeds from issuance of shares	464	1,280,786	19
Cash settlement of Bonus Shares	(1,648)
Transaction costs related to issuance of shares		(107,859)
Net cash provided by financing activities	(30,344)	1,159,422	58,939
Net change in cash	(632,869)	615,245	(271,164)
Effects of changes in exchange rates	8,195	(11,904)	46
Cash at the beginning of the year	726,929	123,588	394,706
Cash at the end of the year	kr 102,255	kr 726,929	kr 123,588